Other provisions (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of other provisions [abstract]
Schedule of provisions and liabilities

Provisions for financial commitments and guarantees £m		Regulatory and legal provisions £m	Other £m	Total £m

At 1 January 2023	304	708	579	1,591
Provisions applied	–	(99)	(169)	(268)
Charge for the period	7	62	61	130
At 30 June 2023	311	671	471	1,453